Subsequent Events	3 Months Ended
Mar. 31, 2015
Subsequent Events

Note 2. Subsequent Events

        On April 24, 2015, in connection with the separation and spin-off of CS&L from Windstream ("Spin-Off"), Windstream contributed certain telecommunications network assets, including fiber and copper networks and other real estate (the "Distribution Systems") and a small consumer competitive local exchange carrier ("CLEC") business (the "Consumer CLEC Business") to CS&L. As a result of the Spin-Off, we are an independent, publicly traded company, primarily engaged in the ownership, acquisition and leasing of communication distribution systems. We generate revenues primarily by leasing communications distribution systems to telecommunications operators in triple-net lease arrangements, under which the tenant is primarily responsible for costs relating to the distribution systems (including property taxes, insurance, and maintenance and repair costs). We intend to elect on our U.S. federal income tax return for the taxable year ending December 31, 2015 to be treated as a real estate investment trust ("REIT").

        In connection with the Spin-Off, we issued approximately 149.8 million shares of our common stock, par value $0.0001 per share, to Windstream as partial consideration for the contribution of the Distribution Systems and the Consumer CLEC Business. Windstream Holdings distributed approximately 80.4% of the CS&L shares it received to existing stockholders of Windstream Holdings and Windstream retained a passive ownership interest of approximately 19.6% of the common stock of CS&L. As a result of this ownership and Windstream's relationship to us as a tenant, Windstream is deemed to be a related party following the Spin-Off, and the disclosures required by Accounting Standards Codification 850, Related Party Disclosures, will be provided in future filings.

        On April 24, 2015 we, along with our wholly owned subsidiary CSL Capital, LLC ("CSL Capital"), co-issued $400 million aggregate principal amount of 6.00% Senior Secured Notes due April 15, 2023 (the "Secured Notes") and $1.11 billion aggregate principal amount of 8.25% Senior Unsecured Notes due October 15, 2023 (the "Senior Notes" and together with the Secured Notes, the "Notes"). The Secured Notes were issued at an issue price of 100% of par, while the Senior Notes were issued at an issue price of 97.055% of par. The Notes are guaranteed by each of CS&L's wholly owned domestic subsidiaries that guarantee indebtedness under CS&L's senior credit facilities. The Notes were issued to Windstream Services as partial consideration for the contribution of the Distribution Systems and the Consumer CLEC Business in connection with the Spin-Off. Windstream Services subsequently exchanged the Notes for, and retired, certain outstanding Windstream indebtedness. As such, CS&L did not receive any proceeds from the issuance of the Notes. The issuance of the Notes and their exchange by Windstream Services were not registered under the Securities Act of 1933, as amended (the "Securities Act"), but were exempt from registration under Rule 144A and Regulation S of the Securities Act. Pursuant to a registration rights agreement entered into by the Company in connection with the sale of the Senior Notes, the Company agreed to file with the SEC a registration statement relating to an exchange offer pursuant to which exchange notes registered with the SEC, containing substantially identical terms to the Senior Notes, would be offered in exchange for Senior Notes that are tendered by the holders of those notes.

        The Notes contain customary high yield covenants limiting our ability to incur or guarantee additional indebtedness; incur or guarantee secured indebtedness; pay dividends or distributions on, or redeem or repurchase, capital stock; make certain investments or other restricted payments; sell assets; enter into transactions with affiliates; merge or consolidate or sell all or substantially all of our assets; and create restrictions on the ability of the CS&L, CSL Capital and our restricted subsidiaries to pay dividends. The covenants are subject to a number of important and significant limitations, qualifications and exceptions.

        In addition, on April 24, 2015 the Company and CSL Capital entered into a credit agreement ("Credit Agreement"), which provides for a $2.14 billion Senior Secured Term Loan B facility due October 2022 (the "Term Loan Facility") and a $500 million senior secured revolving credit facility maturing April 2020 (the "Revolving Credit Facility" and, together with the Term Loan Facility, the "Facilities"). The term loans under the Facilities were issued at an issue price of 98.00% of par, bear interest at a rate equal to a Eurodollar rate, subject to a 1.0% floor, plus an applicable margin equal to 4.00%, and are subject to amortization of 1.0% per annum. The loans have been incurred by the Company and CSL Capital, are guaranteed by certain of CS&L's wholly owned subsidiaries (the "Guarantors"), and are secured by substantially all of the assets of the CS&L, CS&L Capital and the Guarantors, subject to certain exceptions, which assets also secure the Secured Notes. The Revolving Credit Facility bears interest at a rate equal to LIBOR plus 1.75% to 2.25% based on our consolidated secured leverage ratio, as defined.

        We are subject to customary covenants under our Credit Agreement, including an obligation to maintain a consolidated secured leverage ratio, as defined, not to exceed 5.00 to 1.00. We are permitted, subject to customary conditions, to incur incremental term loan borrowings and/or increased commitments under our Credit Agreement in an aggregate amount greater than $150 million, so long as, on a pro forma basis after giving effect to any such increases, our consolidated total leverage ratio, as defined, does not exceed 6.50 to 1.00 and our consolidated secured leverage ratio, as defined, does not exceed 4.00 to 1.00.

        The Company transferred $1.04 billion of cash proceeds under the Facilities to Windstream Services, the Company's parent immediately preceding the Spin-Off, as partial consideration for the contribution of the Distribution Systems and the Consumer CLEC Business in connection with the Spin-Off. After giving effect to the borrowings under the Facilities, the issuance of the Notes and the transfer of cash to Windstream Services, the Company retained net borrowing proceeds of $62.2 million, which are available to us for general corporate purposes.

        On April 27, 2015 we entered into interest rate swap agreements to mitigate the interest rate risk inherent in our variable rate Term Loan Facility. These interest rate swaps are designated as cash flow hedges and have a fixed notional value of $2.14 billion and mature on October 24, 2022. The weighted average fixed rate paid is 2.1050%, and the variable rate received resets monthly to the one-month LIBOR subject to a minimum rate of 1.0%.

        In connection with the Spin-Off, we entered into a long-term exclusive triple-net lease agreement with Windstream (the "Master Lease"), pursuant to which all real property currently owned by CS&L is leased to Windstream and from which all of CS&L's rental revenues are currently derived. Windstream is a publicly traded company and is subject to the periodic filing requirements of the Securities Exchange Act of 1934, as amended.

Consumer CLEC Business
Subsequent Events

Note 7. Subsequent Events

        On April 24, 2015, we completed the Spin-Off from Windstream, issuing 149.8 million shares of common stock, par value $0.0001 per share to Windstream, as partial consideration for the contribution of the Distribution Systems, valued at $2.5 billion, and the Consumer CLEC Business. Windstream Holdings distributed approximately 80.4% of the CS&L shares it received to existing stockholders of Windstream Holdings and Windstream retained a passive ownership interest of approximately 19.6% of the common stock of CS&L. As a result of this ownership and Windstream's relationship to us as a tenant, Windstream is deemed to be a related party following the Spin-Off.

        On April 24, 2015 we, along with our wholly owned subsidiary CSL Capital, LLC ("CSL Capital") co-issued $400 million aggregate principal amount of 6.00% Senior Secured Notes due April 15, 2023 (the "Secured Notes") and $1.11 billion aggregate principal amount of 8.25% Senior Unsecured Notes due October 15, 2023 (the "Senior Notes" and together with the Secured Notes, the "Notes"). The Secured Notes were issued at an issue price of 100% of par, while the Senior Notes were issued at an issue price of 97.055% of par. The Notes are guaranteed by each of CS&L's wholly owned domestic subsidiaries that guarantee indebtedness under CS&L's senior credit facilities. The Notes were issued to Windstream Services LLC, a wholly owned subsidiary of Windstream Holdings ("Windstream Services") as partial consideration for the contribution of the Distribution Systems and the Consumer CLEC Business in connection with the Spin-Off. Windstream Services subsequently exchanged the Notes for, and retired, certain outstanding Windstream indebtedness. As such, CS&L did not receive any proceeds from the issuance of the Notes. The issuance of the Notes and their exchange by Windstream Services were not registered under the Securities Act of 1933, as amended (the "Securities Act"), but were exempt from registration under Rule 144A and Regulation S of the Securities Act. Pursuant to a registration rights agreement entered into by the Company in connection with the sale of the Senior Notes, the Company agreed to file with the SEC a registration statement relating to an exchange offer pursuant to which exchange notes registered with the SEC, containing substantially identical terms to the Senior Notes, would be offered in exchange for Senior Notes that are tendered by the holders of those notes.

        The Notes contain customary high yield covenants limiting our ability to incur or guarantee additional indebtedness; incur or guarantee secured indebtedness; pay dividends or distributions on, or redeem or repurchase, capital stock; make certain investments or other restricted payments; sell assets; enter into transactions with affiliates; merge or consolidate or sell all or substantially all of our assets; and create restrictions on the ability of CS&L, CSL Capital and our restricted subsidiaries to pay dividends. The covenants are subject to a number of important and significant limitations, qualifications and exceptions.

        In addition, on April 24, 2015 the Company and CSL Capital entered into a credit agreement ("Credit Agreement"), which provides for a $2.14 billion year Senior Secured Term Loan B facility due October 2022 (the "Term Loan Facility") and a $500 million senior secured revolving credit facility maturing April 2020 (the "Revolving Credit Facility" and together with the Term Loan Facility, the "Facilities"). The term loans under the Facilities were issued at an issue price of 98.00% of par, bear interest at a rate equal to a Eurodollar rate, subject to a 1.0% floor, plus an applicable margin equal to 4.00%, and are subject to amortization of 1.0% per annum. The loans have been incurred by the Company and CSL Capital, are guaranteed by certain of CS&L's wholly owned domestic subsidiaries (the "Guarantors"), and secured by substantially all of the assets of the Company, CSL Capital and the Guarantors, subject to certain exceptions, which assets will also secure the Secured Notes. The Revolving Credit Facility bears interest at a rate equal to LIBOR plus 1.75% to 2.25% based on our consolidated secured leverage ratio.

        We are subject to customary covenants under our Credit Agreement, including an obligation to maintain a consolidated secured leverage ratio, as defined, not to exceed 5.00 to 1.00. We are permitted, subject to customary conditions, to incur incremental term loan borrowings and/or increased commitments under our Credit Agreement in an aggregate amount greater than $150 million, so long as, on a pro forma basis after giving effect to any such increases, our consolidated total leverage ratio, as defined, does not exceed 6.50 to 1.00 and our consolidated secured leverage ratio, as defined, does not exceed 4.00 to 1.00.

        The Company transferred $1.04 billion of cash proceeds under the Facilities to Windstream Services, the Company's parent immediately preceding the Spin-Off, as partial consideration for the contribution the Distribution Systems and the Consumer CLEC Business in connection with the Spin-Off. After giving effect to the borrowings under the Facilities, the issuance of the Notes and the transfer of cash to Windstream Services, the Company retained net borrowing proceeds of $62.2 million, which are available to us for general corporate purposes.

        On April 27, 2015 we entered into interest rate swap agreements to mitigate the interest rate risk inherent in our variable rate Term Loan Facility. These interest rate swaps are designated as cash flow hedges and have a fixed notional value of $2.14 billion and mature on October 24, 2022. The weighted average fixed rate paid is 2.1050%, and the variable rate received resets monthly to the one-month LIBOR subject to a minimum rate of 1.0%.